UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Libra Advisors, LLC

Address:  777 Third Avenue
          27th Floor
          New York, NY 10017


13F File Number: 028-10048

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ranjan Tandon
Title:  Managing Member
Phone:  (212) 350-5125


Signature, Place and Date of Signing:

/s/ Ranjan Tandon               New York, New York          August 12, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:   33

Form 13F Information Table Value Total:   $335,270
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number            Name

1.           028-10574                     Libra Associates, LLC

2.           028-10573                     Libra Fund, L.P.
----       -------------------            ------------------------------


                                                    FORM 13F INFORMATION TABLE



COLUMN 1                             COLUMN 2      COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6     COLUMN 7       COLUMN 8

                                      TITLE                   VALUE     SHRS OR  SH/ PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                      OF CLASS         CUSIP    (X1000)   PRN AMT  PRN CALL  DISCRETION    MNGRS    SOLE   SHARED NONE
ADVANTAGE OIL & GAS LTD COM         COM            00765F101   5,459    688,400  SH       Shared-Defined  1,2     688,400
AGNICO EAGLE MINES LTD COM          COM            008474108  20,612    326,011  SH       Shared-Defined  1,2     326,011
AURICO GOLD INC COM ADDED           COM            05155C105  57,557  5,231,188  SH       Shared-Defined  1,2   5,231,188
BANRO CORP COM                      COM            066800103   6,844  1,801,519  SH       Shared-Defined  1,2   1,801,519
BARRICK GOLD CORP COM               COM            067901108   1,730     38,200  SH       Shared-Defined  1,2      38,200
BRIGUS GOLD CORP COM                COM            109490102     162     97,859  SH       Shared-Defined  1,2      97,859
CHINA MOBILE LIMITED SPONSORED ADR  SPONSORED ADR  16941M109   1,560     33,356  SH       Shared-Defined  1,2      33,356
CHINA MOBILE LIMITED SPONSORED ADR  SPONSORED ADR  16941M109   7,017    150,000  SH       Sole                    150,000
CLAUDE RES INC COM                  COM            182873109  11,308  5,952,900  SH       Shared-Defined  1,2   5,952,900
EQUAL ENERGY LTD COM                COM            29390Q109   6,659    990,017  SH       Shared-Defined  1,2     990,017
EVERGREEN ENERGY INC NEW COM NEW    COM NEW        30024B203   2,018  1,127,523  SH       Shared-Defined  1,2   1,127,523
EXETER RES CORP COM                 COM            301835104   8,342  2,004,200  SH       Shared-Defined  1,2   2,004,200
EXTORRE GOLD MINES LTD COM          COM            30227B109  18,556  1,440,500  SH       Shared-Defined  1,2   1,440,500
GANNETT INC COM                     COM            364730101   2,864    200,000  SH       Shared-Defined  1,2     200,000
GOLDCORP INC NEW COM                COM            380956409  25,605    528,968  SH       Shared-Defined  1,2     528,968
GRAN TIERRA ENERGY INC COM          COM            38500T101   4,161    631,264  SH       Shared-Defined  1,2     631,264
GREAT BASIN GOLD LTD COM            COM            390124105  13,965  6,794,979  SH       Shared-Defined  1,2   6,794,979
KEEGAN RES INC COM                  COM            487275109  10,691  1,377,000  SH       Shared-Defined  1,2   1,377,000
KINROSS GOLD CORP COM NO PAR        COM NO PAR     496902404     565     35,738  SH       Shared-Defined  1,2      35,738
LONCOR RESOURCES INC COM ADDED      COM            54179W101   2,040    750,000  SH       Shared-Defined  1,2     750,000
MAGNUM HUNTER RES CORP DEL COM      COM            55973B102  25,797  3,816,119  SH       Shared-Defined  1,2   3,816,119
MICROSOFT CORP COM                  COM            594918104   3,389    130,348  SH       Shared-Defined  1,2     130,348
MICROSOFT CORP COM                  COM            594918104   7,645    294,048  SH       Sole                    294,048
NEWMONT MINING CORP COM             COM            651639106  17,805    329,909  SH       Shared-Defined  1,2     329,909
QUATERRA RES INC COM                COM            747952109   3,257  3,351,867  SH       Shared-Defined  1,2   3,351,867
REVETT MINERALS INC COM NEW ADDED   COM            761505205   9,399  2,091,254  SH       Shared-Defined  1,2   2,091,254
RUBICON MINERALS CORP COM           COM            780911103   6,360  1,786,300  SH       Shared-Defined  1,2   1,786,300
SILVER WHEATON CORP COM             COM            828336107  11,788    357,218  SH       Shared-Defined  1,2     357,218
SONDE RES CORP COM                  COM            835426107   1,429    439,800  SH       Shared-Defined  1,2     439,800
TASEKO MINES LTD COM                COM            876511106   2,977    595,058  SH       Shared-Defined  1,2     595,058
THOMPSON CREEK METALS CO INC COM    COM            884768102   2,403    240,365  SH       Shared-Defined  1,2     240,365
VISTA GOLD CORP COM NEW             COM NEW        927926303   3,464  1,358,100  SH       Shared-Defined  1,2   1,358,100
YAMANA GOLD INC COM                 COM            98462Y100  31,843  2,724,500  SH       Shared-Defined  1,2   2,724,500

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